Segmented Information (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal statutory income tax rate, percentage	21.00%
Deferred balance, net change	$ 128,494
Effective tax rate, percentage	30.58%
Interest and penalties	$ 829,000	$ 1,179,000
Income tax payable	12,836,039	$ 9,414,086	$ 14,004,665
California Franchise Tax Board [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net operating loss carryforwards	51,423,000
Federal [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net operating loss carryforwards	10,547,000
Foreign Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Net operating loss carryforwards	$ 23,774,000